Gain/(loss) on financial instruments (Details) R in Millions									1 Months Ended		12 Months Ended
	Dec. 09, 2024 oz R / oz	Nov. 04, 2024 R / oz oz	Jun. 01, 2024	Nov. 17, 2023 R / oz oz agreement	May 03, 2023 R / oz oz	Jun. 15, 2021 oz $ / t	Mar. 24, 2021 oz $ / oz	Jan. 17, 2020 $ / oz oz	Nov. 30, 2024 oz AUD ($) agreement	Nov. 30, 2021 t AUD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Jun. 30, 2024 AUD ($) oz agreement
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											R 5,433	R 235	R (4,279)
Fixed monthly price						3,717				3,938
Unrealised gains (losses)											5,574	(101)	4,279
Gold
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz	168,000	182,000			154,320
Term of agreement	12 months	13 months			12 months
Quantity per month | oz	14,000	14,000			12,860
Number of hedge agreements | agreement				2
Gold | Hedge agreement 1
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz				120,000
Term of agreement				12 months
Gold | Hedge agreement 2
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz				240,000
Term of agreement				12 months
Gold | Minimum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz	45,000	45,000			34,214
Gold | Minimum | Hedge agreement 1
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz				34,214
Gold | Minimum | Hedge agreement 2
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz				34,214
Gold | Maximum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz	54,400	58,500			46,050
Gold | Maximum | Hedge agreement 1
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz				43,545
Gold | Maximum | Hedge agreement 2
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz				43,800
Palladium
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz							140,000	240,000
Term of agreement							14 months	2 years
Quantity per month | oz							10,000	10,000
Palladium | Minimum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz							1,800	1,500
Palladium | Maximum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz							3,300	3,400
Zinc
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)						90,000				90,000
Term of agreement						3 years				2 years
Quantity per month						2,500				3,750
Number of hedge agreements | agreement									2					2
Zinc | Hedge agreement 1
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz									6,000					5,940
Term of agreement			18 months
Quantity per month | oz														330
Zinc | Hedge agreement 2
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz									12,000					30,060
Term of agreement			18 months						12 months
Quantity per month | oz									1,000					1,670
Zinc | Minimum | Hedge agreement 1
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $									4,150					4,300
Zinc | Minimum | Hedge agreement 2
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $									4,200					4,100
Zinc | Maximum | Hedge agreement 1
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $									4,500					4,830
Zinc | Maximum | Hedge agreement 2
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $									4,780					4,340
Derivative financial instrument | Derivative financial instrument
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											(234)	491	0
Derivative financial instrument | Option contract [member]
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											1,733	(2,136)	0
Derivative financial instrument | Gold | Forward contract
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											(448)	(140)	0
Derivative financial instrument | Palladium | Forward contract
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											0	72	(241)
Fair value gain/(loss) on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions)
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											814	1,589	(2,155)
Loss on the revised cash flow of the Rustenburg operation deferred payment
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											0	(4)	(773)
Gain/(loss) on the revised cash flow of the Burnstone Debt
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											1,053	32	(776)
Gain/(loss) on the revised cash flow of the Marikana dividend obligation
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											1,046	548	(650)
Fair value gain/(loss) on contingent consideration (Kroondal acquisition)
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											396	(137)	0
Fair value gain/(loss) on Keliber dividend obligation
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											811	(287)	0
Fair value (loss)/gain on other investments
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											(24)	116	152
Other
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments											R 286	R 91	R 164